Supplement to the
Consumer Discretionary Portfolio
Initial Class
April 30, 2017
As Revised August 3, 2017
Summary Prospectus

Effective December 18, 2017, the redemption fee(s) has been removed.

VCII-SUM-17-01 1.9886536.100	November 17, 2017

Supplement to the
Consumer Discretionary Portfolio
Investor Class
April 30, 2017
As Revised August 3, 2017
Summary Prospectus

Effective December 18, 2017, the redemption fee(s) has been removed.

VCI-INV-SUM-17-01 1.9886518.100	November 17, 2017